ADDITIONAL PAID IN CAPITAL	12 Months Ended
Dec. 31, 2022
Additional Paid In Capital [Abstract]
ADDITIONAL PAID IN CAPITAL	ADDITIONAL PAID IN CAPITAL

	At 1 January 2022	Issuance of shares	Exercises of stock options	Conversion rights on investors fund	Equity- settled stock compensation expense for the period	At 31 December 2022
	(In Thousands of US$)
Share premium	178,715	382,192	—	—	—	560,907
Costs of equity raise	(542)	(12,234)	—	—	—	(12,776)
Value of conversion rights on investors fund	1,926	—	—	—	—	1,926
Equity on stock compensation	11,014	—	118	—	2,021	13,153
Total additional paid-in capital	191,113	369,958	118	—	2,021	563,210

	At 1 January 2021	Issuance of shares	Exercises of stock options	Conversion rights on investors fund	Equity- settled stock compensation expense for the period	At 31 December 2021
	(In Thousands of US$)
Share premium	178,549	82	84	—	—	178,715
Costs of equity raise	(542)	—	—	—	—	(542)
Value of conversion rights on investors fund	—	—	—	1,926	—	1,926
Equity on stock compensation	8,197	—	—	—	2,817	11,014
Total additional paid-in capital	186,204	82	84	1,926	2,817	191,113
The share premium account includes any premiums received on issue of share capital. Any transaction costs associated with the issuing of shares are presented separately as costs of equity raise.

The impacts within Additional Paid-in Capital (APIC), "Issuance of shares" in the year 2022 are as follows:

	(in million)
Selina Convertible Instrument Conversion (CLN 2020, Term Loan and Legacy Warrants)	$238.6	A
Issuance of Selina Ordinary Shares to PIPE Investors	$52.6	B
Conversion of the BCA Bridge Loan Warrants	$3.7	C
Deferred Underwriting Fees	$4.5	D
CLN 2022 Sponsor Shares	$8.8	E
Share Listing Expenses	$74.4	F
Convertible Note Placement Fee (CLN 2022)	$(0.4)	G
Transaction costs associated with the issuing of shares	$(12.2)	H
Total Selina Additional Paid-in Capital 2022 (Issuance of Shares)	$370.0

A) On October 27, 2022, as described in Note 23, in the context of the consummation of the Business Combination -see Note 14-, the existing financing instruments, being a portion of CLN 2020 (see Note 21), the Term Loan (see Note 20), put and call options, and existing 2018/2020 warrant instrument (the "Legacy Warrants"), converted into equity.

B) As described in Note 20 e), pursuant to the consummation of the Business Combination, the shares issued to investors under the PIPE subscription agreements, including those shares issued to satisfy early payment fees, were issued at an implied price per Ordinary Share of $10.00.

C) Warrants issued in connection with a committed bridge loan facility, were exercised upon the Closing Date occurring (see Note 20),

D) Ordinary Shares in exchange for a portion of BOA's underwriter fees that were issued at a price per Ordinary Share of $10.00 (see Note 23).
E) The Convertible Loan Investment (CLN 2022) Sponsor shares issued pursuant to which the BOA’s sponsor, Bet on America LLC, agreed to transfer to such the CLN 2022 investors, at the closing of the Business Combination, shares of BOA Class B Common Stock owned by the sponsor, and ultimately Selina Ordinary Shares in exchange therefore (the "CLN 2022 Sponsor Shares"). See Note 21.

F) The Share Listing Expenses, that reflects a non-recurring adjustment for $74.4 million representing the excess of the fair value of the shares issued over the value of the net assets acquired in the Business Combination (see Note 14).

G) Convertible Note Placement Fee from Oppenheimer & Co. Inc. acquisition cost that represents the costs directly attributable to the acquisition of the Convertible Note Investment (CLN 2022), and;

H) Reflects the transaction costs associated with the issuing of shares. Transaction costs incurred by Selina in relation to the Business Combination amounted to $19.8 million of which $12.2 million was recognized directly within equity as incremental and directly attributable costs for the issuance of new shares (see Note 14).